Goldman Sachs MLP Energy Infrastructure Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs MLP Energy Infrastructure Fund - Class P Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.05%